Distribution Date:	09/17/25	BANK 2022-BNK44
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK44

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Attention: Jane Lam		jane.lam@morganstanley.com;
					cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	5	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Additional Information	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	General Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Current Mortgage Loan and Property Stratification	10-14		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Mortgage Loan Detail (Part 1)	15-17	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Mortgage Loan Detail (Part 2)	18-20
			Tom Klump	(703) 302-8080	tklump@ncb.coop
Principal Prepayment Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Historical Detail	22	General Special Servicer	KeyBank National Association
Delinquency Loan Detail	23		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Collateral Stratification and Historical Detail	24		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Specially Serviced Loan Detail - Part 1	25	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	26		Attention: BANK 2022-BNK44 Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	27		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	28	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	29		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	30		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540KAA7	5.612000%	14,500,000.00	7,535,713.14	230,806.40	35,242.02	0.00	0.00	266,048.42	7,304,906.74	30.22%	30.00%
A-2	06540KAB5	5.935084%	82,100,000.00	82,100,000.00	0.00	406,058.69	0.00	0.00	406,058.69	82,100,000.00	30.22%	30.00%
A-SB	06540KAC3	5.935084%	23,200,000.00	23,200,000.00	0.00	114,744.97	0.00	0.00	114,744.97	23,200,000.00	30.22%	30.00%
A-5	06540KAJ8	5.935084%	562,650,000.00	562,650,000.00	0.00	2,782,812.72	0.00	0.00	2,782,812.72	562,650,000.00	30.22%	30.00%
A-S	06540KAR0	5.935084%	97,493,000.00	97,493,000.00	0.00	482,190.99	0.00	0.00	482,190.99	97,493,000.00	20.15%	20.00%
B	06540KAW9	5.935084%	43,872,000.00	43,872,000.00	0.00	216,986.69	0.00	0.00	216,986.69	43,872,000.00	15.62%	15.50%
C	06540KBB4	5.935084%	42,653,000.00	42,653,000.00	0.00	210,957.63	0.00	0.00	210,957.63	42,653,000.00	11.21%	11.13%
D	06540KBQ1	4.000000%	25,592,000.00	25,592,000.00	0.00	85,306.67	0.00	0.00	85,306.67	25,592,000.00	8.56%	8.50%
E	06540KBS7	4.000000%	17,061,000.00	17,061,000.00	0.00	56,870.00	0.00	0.00	56,870.00	17,061,000.00	6.80%	6.75%
F	06540KBU2	4.935084%	21,936,000.00	21,936,000.00	0.00	90,213.34	0.00	0.00	90,213.34	21,936,000.00	4.53%	4.50%
G	06540KBW8	4.935084%	9,750,000.00	9,750,000.00	0.00	40,097.56	0.00	0.00	40,097.56	9,750,000.00	3.53%	3.50%
H*	06540KBY4	4.935084%	34,122,756.00	34,122,756.00	0.00	137,007.24	0.00	0.00	137,007.24	34,122,756.00	0.00%	0.00%
V	06540KCB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540KCC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC3892L8	5.935084%	51,312,092.43	50,945,551.02	12,147.71	251,796.79	0.00	0.00	263,944.50	50,933,403.31	0.00%	0.00%
Regular SubTotal			1,026,241,848.43	1,018,911,020.16	242,954.11	4,910,285.31	0.00	0.00	5,153,239.42	1,018,668,066.05

X-A	06540KAP4	0.003604%	682,450,000.00	675,485,713.14	0.00	2,028.89	0.00	0.00	2,028.89	675,254,906.74
X-D	06540KBG3	1.935084%	42,653,000.00	42,653,000.00	0.00	68,780.96	0.00	0.00	68,780.96	42,653,000.00
X-F	06540KBJ7	1.000000%	21,936,000.00	21,936,000.00	0.00	18,280.00	0.00	0.00	18,280.00	21,936,000.00
X-G	06540KBL2	1.000000%	9,750,000.00	9,750,000.00	0.00	8,125.00	0.00	0.00	8,125.00	9,750,000.00
X-H	06540KBN8	1.000000%	34,122,756.00	34,122,756.00	0.00	28,435.63	0.00	0.00	28,435.63	34,122,756.00
Notional SubTotal			790,911,756.00	783,947,469.14	0.00	125,650.48	0.00	0.00	125,650.48	783,716,662.74

Deal Distribution Total					242,954.11	5,035,935.79	0.00	0.00	5,278,889.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540KAA7	519.70435448	15.91768276	2.43048414	0.00000000	0.00000000	0.00000000	0.00000000	18.34816690	503.78667172
A-2	06540KAB5	1,000.00000000	0.00000000	4.94590365	0.00000000	0.00000000	0.00000000	0.00000000	4.94590365	1,000.00000000
A-SB	06540KAC3	1,000.00000000	0.00000000	4.94590388	0.00000000	0.00000000	0.00000000	0.00000000	4.94590388	1,000.00000000
A-5	06540KAJ8	1,000.00000000	0.00000000	4.94590371	0.00000000	0.00000000	0.00000000	0.00000000	4.94590371	1,000.00000000
A-S	06540KAR0	1,000.00000000	0.00000000	4.94590371	0.00000000	0.00000000	0.00000000	0.00000000	4.94590371	1,000.00000000
B	06540KAW9	1,000.00000000	0.00000000	4.94590377	0.00000000	0.00000000	0.00000000	0.00000000	4.94590377	1,000.00000000
C	06540KBB4	1,000.00000000	0.00000000	4.94590369	0.00000000	0.00000000	0.00000000	0.00000000	4.94590369	1,000.00000000
D	06540KBQ1	1,000.00000000	0.00000000	3.33333346	0.00000000	0.00000000	0.00000000	0.00000000	3.33333346	1,000.00000000
E	06540KBS7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	06540KBU2	1,000.00000000	0.00000000	4.11257020	0.00000000	0.00000000	0.00000000	0.00000000	4.11257020	1,000.00000000
G	06540KBW8	1,000.00000000	0.00000000	4.11257026	0.00000000	0.00000000	0.00000000	0.00000000	4.11257026	1,000.00000000
H	06540KBY4	1,000.00000000	0.00000000	4.01512820	0.09744231	0.14537571	0.00000000	0.00000000	4.01512820	1,000.00000000
V	06540KCB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540KCC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC3892L8	992.85662711	0.23674166	4.90716278	0.00341050	0.00508925	0.00000000	0.00000000	5.14390444	992.61988545

Notional Certificates
X-A	06540KAP4	989.79516908	0.00000000	0.00297295	0.00000000	0.00000000	0.00000000	0.00000000	0.00297295	989.45696643
X-D	06540KBG3	1,000.00000000	0.00000000	1.61257028	0.00000000	0.00000000	0.00000000	0.00000000	1.61257028	1,000.00000000
X-F	06540KBJ7	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-G	06540KBL2	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-H	06540KBN8	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/25 - 08/30/25	30	0.00	35,242.02	0.00	35,242.02	0.00	0.00	0.00	35,242.02	0.00
A-2	08/01/25 - 08/30/25	30	0.00	406,058.69	0.00	406,058.69	0.00	0.00	0.00	406,058.69	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	114,744.97	0.00	114,744.97	0.00	0.00	0.00	114,744.97	0.00
A-5	08/01/25 - 08/30/25	30	0.00	2,782,812.72	0.00	2,782,812.72	0.00	0.00	0.00	2,782,812.72	0.00
X-A	08/01/25 - 08/30/25	30	0.00	2,028.89	0.00	2,028.89	0.00	0.00	0.00	2,028.89	0.00
X-D	08/01/25 - 08/30/25	30	0.00	68,780.96	0.00	68,780.96	0.00	0.00	0.00	68,780.96	0.00
X-F	08/01/25 - 08/30/25	30	0.00	18,280.00	0.00	18,280.00	0.00	0.00	0.00	18,280.00	0.00
X-G	08/01/25 - 08/30/25	30	0.00	8,125.00	0.00	8,125.00	0.00	0.00	0.00	8,125.00	0.00
X-H	08/01/25 - 08/30/25	30	0.00	28,435.63	0.00	28,435.63	0.00	0.00	0.00	28,435.63	0.00
A-S	08/01/25 - 08/30/25	30	0.00	482,190.99	0.00	482,190.99	0.00	0.00	0.00	482,190.99	0.00
B	08/01/25 - 08/30/25	30	0.00	216,986.69	0.00	216,986.69	0.00	0.00	0.00	216,986.69	0.00
C	08/01/25 - 08/30/25	30	0.00	210,957.63	0.00	210,957.63	0.00	0.00	0.00	210,957.63	0.00
D	08/01/25 - 08/30/25	30	0.00	85,306.67	0.00	85,306.67	0.00	0.00	0.00	85,306.67	0.00
E	08/01/25 - 08/30/25	30	0.00	56,870.00	0.00	56,870.00	0.00	0.00	0.00	56,870.00	0.00
F	08/01/25 - 08/30/25	30	0.00	90,213.34	0.00	90,213.34	0.00	0.00	0.00	90,213.34	0.00
G	08/01/25 - 08/30/25	30	0.00	40,097.56	0.00	40,097.56	0.00	0.00	0.00	40,097.56	0.00
H	08/01/25 - 08/30/25	30	1,628.92	140,332.24	0.00	140,332.24	3,325.00	0.00	0.00	137,007.24	4,960.62
RR Interest	08/01/25 - 08/30/25	30	85.72	251,971.79	0.00	251,971.79	175.00	0.00	0.00	251,796.79	261.14
Totals			1,714.64	5,039,435.79	0.00	5,039,435.79	3,500.00	0.00	0.00	5,035,935.79	5,221.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-5 (EC)	N/A	5.935084%	562,650,000.00	562,650,000.00	0.00	2,782,812.72	0.00	0.00	2,782,812.72	562,650,000.00
A-5-1	06540KAK5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06540KAL3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06540KAM1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06540KAN9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	5.935084%	97,493,000.00	97,493,000.00	0.00	482,190.99	0.00	0.00	482,190.99	97,493,000.00
A-S-1	06540KAS8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540KAT6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06540KAU3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06540KAV1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	5.935084%	43,872,000.00	43,872,000.00	0.00	216,986.69	0.00	0.00	216,986.69	43,872,000.00
B-1	06540KAX7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06540KAY5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06540KAZ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06540KBA6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	5.935084%	42,653,000.00	42,653,000.00	0.00	210,957.63	0.00	0.00	210,957.63	42,653,000.00
C-1	06540KBC2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06540KBD0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06540KBE8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06540KBF5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			746,668,000.00	746,668,000.00	0.00	3,692,948.03	0.00	0.00	3,692,948.03	746,668,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-5-1	06540KAK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06540KAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06540KAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06540KAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06540KAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06540KAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06540KBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06540KBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-5-X1	06540KAM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06540KAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06540KAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06540KAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06540KAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06540KBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06540KBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06540KBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	5,278,889.90
Non-Retained Certificate Available Funds	5,015,206.49
Retained Certificate Available Funds	268,905.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,058,532.06	Master Servicing Fee	10,752.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,290.47
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	438.70
ARD Interest	0.00	Operating Advisor Fee	1,114.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,058,532.06	Total Fees	19,096.25

Principal		Expenses/Reimbursements
Scheduled Principal	242,954.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	242,954.11	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,035,935.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	242,954.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,278,889.90
Total Funds Collected	5,301,486.17	Total Funds Distributed	5,301,486.15

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,018,911,020.25	1,018,911,020.25	Beginning Certificate Balance	1,018,911,020.16
(-) Scheduled Principal Collections	242,954.11	242,954.11	(-) Principal Distributions	242,954.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,018,668,066.14	1,018,668,066.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,018,911,020.25	1,018,911,020.25	Ending Certificate Balance	1,018,668,066.05
Ending Actual Collateral Balance	1,018,668,066.14	1,018,668,066.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	21	41,031,517.68	4.03%	85	5.4429	0.865319	1.49 or less	32	400,296,251.56	39.30%	77	6.0122	1.060491
$5,000,001 to $15,000,000	11	106,587,106.35	10.46%	85	5.9471	1.633174	1.50 to 1.74	8	151,534,801.35	14.88%	82	5.6738	1.689255
$15,000,001 to $25,000,000	13	248,382,065.62	24.38%	84	5.9860	1.842997	1.75 to 1.99	6	123,939,000.00	12.17%	84	5.6228	1.893696
$25,000,001 to $40,000,000	7	253,445,000.00	24.88%	74	5.2502	2.147365	2.00 to 2.24	2	44,543,486.44	4.37%	81	4.1917	2.145742
$40,000,001 to $60,000,000	6	286,809,286.17	28.16%	73	5.7831	1.297566	2.25 to 2.44	5	217,463,090.32	21.35%	75	6.0900	2.285122
$60,000,001 or greater	1	82,413,090.32	8.09%	86	6.5480	2.291000	2.45 or greater	6	80,891,436.47	7.94%	83	4.9273	3.274097
Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066	Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alaska	1	20,000,000.00	1.96%	86	6.3830	2.530900	Totals	75	1,018,668,066.14	100.00%	79	5.7653	1.740066
Arizona	2	56,465,000.00	5.54%	82	5.3590	1.622731
									Property Type³
California	7	114,821,866.97	11.27%	83	5.7517	1.823161
Georgia	1	1,622,000.00	0.16%	26	5.5730	2.272000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	21,000,000.00	2.06%	85	6.2800	1.707300		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	18,598,500.00	1.83%	26	5.5730	2.272000	Industrial	2	94,000,000.00	9.23%	52	5.7706	0.502651
Indiana	2	1,311,000.00	0.13%	26	5.5730	2.272000	Lodging	6	80,902,065.62	7.94%	86	6.6716	1.650976
Kansas	3	18,850,000.00	1.85%	85	6.1000	1.822500	Mixed Use	4	71,095,000.00	6.98%	83	5.4171	1.529917
Kentucky	1	813,000.00	0.08%	26	5.5730	2.272000	Mobile Home Park	2	24,000,000.00	2.36%	85	6.2616	1.547342
Louisiana	2	1,319,000.00	0.13%	26	5.5730	2.272000	Multi-Family	22	54,406,137.59	5.34%	85	5.1664	1.053879
Maryland	1	682,000.00	0.07%	26	5.5730	2.272000	Office	11	223,451,500.00	21.94%	82	5.3260	2.376223
Massachusetts	1	58,049,484.82	5.70%	85	6.3700	1.434200	Retail	23	432,338,362.44	42.44%	80	5.9395	1.900146
Michigan	4	64,500,000.00	6.33%	83	6.4353	1.506676	Self Storage	5	38,475,000.00	3.78%	84	5.6222	1.987737
Nevada	1	20,300,000.00	1.99%	85	5.9900	1.878600	Totals	75	1,018,668,066.14	100.00%	79	5.7653	1.740066
New Hampshire	1	1,266,500.00	0.12%	26	5.5730	2.272000
New Jersey	2	62,100,000.00	6.10%	83	5.6894	1.501550
New York	25	130,106,137.59	12.77%	62	5.2967	0.661681
North Carolina	2	99,754,576.27	9.79%	84	6.5207	2.027068
Ohio	2	40,827,000.00	4.01%	82	6.2220	2.252966
Pennsylvania	2	46,708,500.00	4.59%	82	5.8339	2.261638
Texas	6	61,298,500.00	6.02%	83	6.8691	1.414970
Utah	1	11,000,000.00	1.08%	86	6.8000	1.427200
Virginia	2	89,500,000.00	8.79%	84	5.4012	1.685216
Washington	2	17,775,000.00	1.74%	84	5.8823	1.352238
Washington, DC	1	60,000,000.00	5.89%	78	3.0494	4.300000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.9999% or less	10	100,276,619.76	9.84%	80	3.7792	2.533485	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	20	265,883,400.51	26.10%	83	5.3145	1.639655	13 months or greater	59	1,018,668,066.14	100.00%	79	5.7653	1.740066
	5.5000% to 6.2499%	14	297,289,958.37	29.18%	67	5.8471	1.501123	Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066
	6.2500% or greater	15	355,218,087.50	34.87%	86	6.5950	1.791221
	Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	111 months or less	59	1,018,668,066.14	100.00%	79	5.7653	1.740066	Interest Only	33	662,474,000.00	65.03%	76	5.6681	1.748605
112 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	360 months or less	20	336,260,602.63	33.01%	84	6.0039	1.775295
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	6	19,933,463.51	1.96%	85	4.9728	0.861986
	Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066	Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	85,543,486.44	8.40%	81	5.0680	2.685393			No outstanding loans in this group
	12 months or less	42	897,292,329.84	88.08%	79	5.8550	1.662372
	13 months to 24 months	12	34,848,746.27	3.42%	85	5.1631	1.468582
	25 months or greater	1	983,503.59	0.10%	85	5.9600	0.020000
	Totals	59	1,018,668,066.14	100.00%	79	5.7653	1.740066
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	327040001				Actual/360	6.548%	465,112.73	74,831.11	0.00	N/A	11/01/32	--	82,487,921.43	82,413,090.32	09/01/25
1A	327040101	RT	Concord	NC	Actual/360	6.548%	82,078.72	13,205.49	0.00	N/A	11/01/32	--	14,556,691.93	14,543,486.44	09/01/25
2	327040002				Actual/360	3.049%	78,776.17	0.00	0.00	N/A	03/09/32	--	30,000,000.00	30,000,000.00	09/09/25
2A	327040102	OF	Washington	DC	Actual/360	3.049%	78,776.17	0.00	0.00	N/A	03/09/32	--	30,000,000.00	30,000,000.00	09/09/25
3	221007176	RT	Boston	MA	Actual/360	6.370%	318,721.46	55,404.29	0.00	N/A	10/06/32	--	58,104,889.11	58,049,484.82	09/06/25
4	221006152	IN	Brooklyn	NY	Actual/360	5.560%	239,388.89	0.00	0.00	N/A	10/01/27	--	50,000,000.00	50,000,000.00	09/01/25
5	221006243	RT	Chesapeake	VA	Actual/360	5.470%	233,158.75	0.00	0.00	N/A	09/01/32	--	49,500,000.00	49,500,000.00	09/01/25
6	221006329	IN	Allendale	NJ	Actual/360	6.010%	227,712.22	0.00	0.00	N/A	08/01/32	--	44,000,000.00	44,000,000.00	09/01/25
7	221007010	RT	Harrisburg	PA	Actual/360	5.850%	221,650.00	0.00	0.00	N/A	10/01/32	--	44,000,000.00	44,000,000.00	09/01/25
8	326620009	RT	Ventura	CA	Actual/360	5.290%	188,153.99	44,813.21	0.00	N/A	05/06/32	--	41,304,614.56	41,259,801.35	09/06/25
9	327040009				Actual/360	6.020%	129,597.22	0.00	0.00	N/A	07/01/32	--	25,000,000.00	25,000,000.00	09/01/25
9A	327040109	OF	Detroit	MI	Actual/360	6.020%	82,942.22	0.00	0.00	N/A	07/01/32	--	16,000,000.00	16,000,000.00	09/01/25
10	310962453	OF	Southlake	TX	Actual/360	7.120%	245,244.44	0.00	0.00	N/A	11/11/32	--	40,000,000.00	40,000,000.00	09/11/25
11	310962374	RT	Woodbridge	VA	Actual/360	5.316%	183,106.67	0.00	0.00	N/A	08/11/32	--	40,000,000.00	40,000,000.00	09/11/25
12	310962527	RT	Sunbury	OH	Actual/360	6.252%	210,215.37	0.00	0.00	N/A	10/01/32	--	39,050,000.00	39,050,000.00	09/01/25
13	310962565	MU	Phoenix	AZ	Actual/360	5.352%	176,949.76	0.00	0.00	N/A	07/11/32	--	38,395,000.00	38,395,000.00	09/11/25
14	310962816	Various Various		Various	Actual/360	5.573%	172,763.00	0.00	0.00	N/A	11/11/27	--	36,000,000.00	36,000,000.00	09/11/25
15	300802336	LO	Traverse City	MI	Actual/360	7.160%	144,890.56	0.00	0.00	N/A	11/01/32	--	23,500,000.00	23,500,000.00	09/01/25
16	300802335	LO	Boise	ID	Actual/360	6.280%	113,563.33	0.00	0.00	N/A	10/01/32	--	21,000,000.00	21,000,000.00	09/01/25
17	221006096	OF	Henderson	NV	Actual/360	5.990%	104,708.53	0.00	0.00	N/A	10/01/32	--	20,300,000.00	20,300,000.00	09/01/25
18	300802337	LO	Anchorage	AK	Actual/360	6.383%	109,929.44	0.00	0.00	N/A	11/01/32	--	20,000,000.00	20,000,000.00	09/01/25
19	310962775	OF	Chula Vista	CA	Actual/360	5.946%	98,102.39	0.00	0.00	N/A	10/11/32	--	19,160,000.00	19,160,000.00	09/11/25
20	327040020	OF	Various	KS	Actual/360	6.100%	99,014.86	0.00	0.00	N/A	10/01/32	--	18,850,000.00	18,850,000.00	09/01/25
21	221005393	OF	Summit	NJ	Actual/360	4.910%	76,527.81	0.00	0.00	N/A	08/01/32	--	18,100,000.00	18,100,000.00	09/01/25
22	310962144	RT	Oro Valley	AZ	Actual/360	5.374%	83,620.93	0.00	0.00	N/A	08/11/32	--	18,070,000.00	18,070,000.00	09/11/25
23	300802334	LO	Buellton	CA	Actual/360	6.825%	96,478.46	13,978.48	0.00	N/A	10/01/32	--	16,416,044.10	16,402,065.62	09/01/25
24	300802331	SS	Montrose	CA	Actual/360	5.160%	71,093.33	0.00	0.00	N/A	08/01/32	--	16,000,000.00	16,000,000.00	09/01/25
25	221006479	MU	Brooklyn	NY	Actual/360	5.075%	69,922.22	0.00	0.00	N/A	10/01/32	--	16,000,000.00	16,000,000.00	09/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	310961315	MH	Longview	WA	Actual/360	5.806%	64,994.94	0.00	0.00	N/A	09/11/32	--	13,000,000.00	13,000,000.00	03/11/25
27	410962176	SS	Grass Valley	CA	Actual/360	5.419%	55,996.33	0.00	0.00	N/A	08/11/32	--	12,000,000.00	12,000,000.00	09/11/25
28	327040028	MH	Draper	UT	Actual/360	6.800%	64,411.11	0.00	0.00	N/A	11/01/32	--	11,000,000.00	11,000,000.00	09/01/25
29	221007177	RT	College Station	TX	Actual/360	6.470%	59,719.72	0.00	0.00	N/A	11/01/32	--	10,719,000.00	10,719,000.00	09/01/25
30	221006556	MU	New York	NY	Actual/360	5.036%	42,064.59	0.00	0.00	N/A	09/01/32	--	9,700,000.00	9,700,000.00	09/01/25
31	470134220	MF	Brooklyn	NY	Actual/360	5.370%	35,560.94	9,211.83	0.00	N/A	10/01/32	--	7,690,237.73	7,681,025.90	09/01/25
32	410960295	SS	Various	TX	Actual/360	6.637%	42,721.08	0.00	0.00	N/A	10/11/32	--	7,475,000.00	7,475,000.00	09/11/25
33	610959187	MU	San Jose	CA	Actual/360	7.084%	42,700.78	0.00	0.00	N/A	11/11/32	--	7,000,000.00	7,000,000.00	09/11/25
34	470134350	MF	Scarsdale	NY	Actual/360	4.710%	27,698.68	4,721.82	0.00	N/A	09/01/32	--	6,829,342.57	6,824,620.75	09/01/25
35	470134810	MF	Yonkers	NY	Actual/360	4.900%	28,051.97	4,288.31	0.00	N/A	10/01/32	--	6,648,261.57	6,643,973.26	09/01/25
36	221006373	OF	Tacoma	WA	Actual/360	6.090%	25,040.90	0.00	0.00	N/A	10/01/32	--	4,775,000.00	4,775,000.00	09/01/25
37	470134880	MF	Brooklyn	NY	Actual/360	5.740%	15,322.61	0.00	0.00	N/A	11/01/32	--	3,100,000.00	3,100,000.00	09/01/25
38	410959714	SS	Los Banos	CA	Actual/360	6.372%	16,461.00	0.00	0.00	N/A	11/11/32	--	3,000,000.00	3,000,000.00	09/11/25
39	470134630	MF	Brooklyn	NY	Actual/360	5.400%	12,555.00	0.00	0.00	N/A	10/01/32	--	2,700,000.00	2,700,000.00	09/01/25
40	470134790	MF	East Rockaway	NY	Actual/360	5.290%	12,054.86	1,487.24	0.00	N/A	10/01/32	--	2,646,350.27	2,644,863.03	09/01/25
41	470134450	MF	Brooklyn	NY	Actual/360	4.750%	10,562.02	3,522.46	0.00	N/A	10/01/32	--	2,582,225.69	2,578,703.23	09/01/25
42	470133990	MF	New York	NY	Actual/360	4.930%	10,613.19	0.00	0.00	N/A	09/01/32	--	2,500,000.00	2,500,000.00	09/01/25
43	470134930	MF	New York	NY	Actual/360	5.400%	10,462.50	0.00	0.00	N/A	10/01/32	--	2,250,000.00	2,250,000.00	09/01/25
44	470133910	MF	Astoria	NY	Actual/360	5.780%	10,570.45	2,310.11	0.00	N/A	11/01/32	--	2,123,764.89	2,121,454.78	09/01/25
45	470134580	MF	Bronx	NY	Actual/360	5.090%	7,508.49	1,034.53	0.00	N/A	10/01/32	--	1,713,072.46	1,712,037.93	09/01/25
46	470132990	MF	Brooklyn	NY	Actual/360	5.030%	7,058.81	2,098.35	0.00	N/A	10/01/32	--	1,629,686.80	1,627,588.45	09/01/25
47	470133340	MF	New York	NY	Actual/360	5.040%	6,241.26	1,847.77	0.00	N/A	10/01/32	--	1,438,077.91	1,436,230.14	09/01/25
48	470134150	MF	Brooklyn	NY	Actual/360	4.990%	6,167.83	1,875.33	0.00	N/A	09/01/32	--	1,435,398.21	1,433,522.88	09/01/25
49	470133890	MF	New York	NY	Actual/360	5.140%	6,353.37	1,827.78	0.00	N/A	08/01/32	--	1,435,429.04	1,433,601.26	09/01/25
50	470133570	MF	Cedarhurst	NY	Actual/360	5.030%	5,197.67	0.00	0.00	N/A	08/01/32	--	1,200,000.00	1,200,000.00	09/01/25
51	470134520	MF	Cortlandt Manor	NY	Actual/360	5.020%	4,972.37	1,484.17	0.00	N/A	10/01/32	--	1,150,271.67	1,148,787.50	09/01/25
52	470133360	MF	New York	NY	Actual/360	4.850%	4,790.03	1,542.27	0.00	N/A	09/01/32	--	1,146,931.34	1,145,389.07	09/01/25
53	470133950	MF	New York	NY	Actual/360	5.210%	5,047.74	658.41	0.00	N/A	08/01/32	--	1,125,123.36	1,124,464.95	09/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	470134240	MF	New York	NY	Actual/360	6.470%	5,944.38	986.68	0.00	N/A	11/01/32	--	1,066,946.98	1,065,960.30	09/01/25
55	470133850	MF	Brooklyn	NY	Actual/360	4.900%	4,438.06	1,399.93	0.00	N/A	09/01/32	--	1,051,810.50	1,050,410.57	09/01/25
56	470135160	MF	New York	NY	Actual/360	5.960%	5,049.74	424.54	0.00	N/A	10/01/32	--	983,928.13	983,503.59	09/01/25
Totals							5,058,532.06	242,954.11	0.00				1,018,911,020.25	1,018,668,066.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	40,332,168.62	21,238,820.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	35,073,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,212,411.45	2,568,659.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(894,054.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,297,641.61	2,247,263.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,984,968.80	2,026,604.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,988,158.08	3,145,637.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,813,676.93	4,324,653.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,426,268.93	1,840,316.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,140,214.04	2,179,757.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,871,369.06	5,433,230.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	10,554,571.79	2,719,295.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,788,075.20	2,379,458.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,435,055.35	2,303,676.70	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,955,866.71	2,554,925.87	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,469,724.74	1,228,645.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,414,339.18	3,825,434.44	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,011,607.28	1,538,221.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,577,353.00	2,431,938.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,789,053.78	390,405.89	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,091,351.30	1,033,933.03	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,661,196.73	1,938,651.10	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,000,031.00	1,023,612.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,422,274.32	735,365.41	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,212,215.23	951,536.62	01/01/24	09/30/24	--	0.00	0.00	64,832.51	385,444.20	3,114.26	0.00
27	1,004,742.97	432,563.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,262,692.26	545,346.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,407,513.74	743,699.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	912,259.05	458,327.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,429,379.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	834,498.63	209,469.09	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	627,642.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	499,534.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	291,404.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	164,655.67	98,294.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	94,769.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	552,791.89	152,660.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	17,830.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	36,065.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	217,342.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	57,099.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(70,596.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	57,465.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	93,447.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	102,030.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	(154,113.55)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	92,926.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	13,415.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	128,227.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	113,687.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	96,485.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	79,717.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	29,325.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	539,155.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,531.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	182,162,212.22	72,700,405.57				0.00	0.00	64,832.51	385,444.20	3,114.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765326%	5.740372%	79
08/15/25	0	0.00	0	0.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765395%	5.740440%	80
07/17/25	0	0.00	0	0.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765463%	5.743697%	81
06/17/25	1	984,932.95	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765547%	5.743779%	82
05/16/25	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765614%	5.743845%	83
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765697%	5.743927%	84
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765763%	5.743991%	85
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765877%	5.744104%	86
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.765942%	5.744168%	87
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.766006%	5.744231%	88
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.766086%	5.744310%	89
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.766150%	5.744372%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	310961315	03/11/25	5	6	64,832.51	385,444.20	3,114.26	13,000,000.00	07/17/25	13
Totals					64,832.51	385,444.20	3,114.26	13,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

Note: Outstanding P & I Advances include the current period advance.

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		86,000,000	86,000,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		932,668,066	919,668,066	13,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	1,018,668,066	1,005,668,066	0	0	13,000,000	0
Aug-25	1,018,911,020	1,005,911,020	0	0	13,000,000	0
Jul-25	1,019,152,715	1,006,152,715	0	0	13,000,000	0
Jun-25	1,019,436,198	1,005,451,265	984,933	13,000,000	0	0
May-25	1,019,675,166	1,006,675,166	13,000,000	0	0	0
Apr-25	1,019,956,024	1,019,956,024	0	0	0	0
Mar-25	1,020,192,294	1,020,192,294	0	0	0	0
Feb-25	1,020,557,028	1,020,557,028	0	0	0	0
Jan-25	1,020,790,172	1,020,790,172	0	0	0	0
Dec-24	1,021,022,107	1,021,022,107	0	0	0	0
Nov-24	1,021,296,194	1,021,296,194	0	0	0	0
Oct-24	1,021,525,505	1,021,525,505	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	310961315	13,000,000.00	13,000,000.00	21,800,000.00	04/21/22	950,767.12	1.64900	09/30/24	09/11/32	325
Totals		13,000,000.00	13,000,000.00	21,800,000.00		950,767.12

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	310961315	MH	WA	07/17/25	13

Loan transferred to Special Servicing effective 7/17/2025 due to payment default. Loan is secured by a manufactured housing property in Longview, WA. PNA is in effect. Special Servicer is working with Borrower to resolve the payment default.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,500.00

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31